Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 733,700,000.00
Previously Paid Amount	0.00
Total Fee Amount	112,329.47
Total Offset Amount	0.00
Net Fee	$ 112,329.47
Final Prospectus	true